November 21, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:           PFM Funds
Registration Statement on Form N-1A
(File Nos.: 033-10754 and 811-04933)

Ladies and Gentlemen:

On behalf of PFM Funds (the "Trust") transmitted for filing, pursuant to Rule 497(c) under the Securities Act of 1933, as amended, is the definitive prospectus dated October 31, 2011 for the Trust’s Government Series.  This filing, being made in XBRL format, was previously filed on November 15, 2011 (accession number 0001144204-11-065127).

Very truly yours,

By:           /s/ Daniel R. Hess
Name:      Daniel R. Hess
Title:        Assistant Secretary/Assistant Treasurer